UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  028-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

 /s/ Mark McGrath     New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $187,866 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101    14109   792666 SH       SOLE                   792666
ASURE SOFTWARE INC             COM              04649U102     1185   170536 SH       SOLE                   170536
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1327       10 SH       SOLE                       10
CALAMOS ASSET MGMT INC         CL A             12811R104     1694   145548 SH       SOLE                   145548
CISCO SYS INC                  COM              17275R102     9687   507300 SH       SOLE                   507300
DIRECTV                        COM              25490A309     2313    44100 SH       SOLE                    44100
GLEACHER & CO INC              COM              377341102      104   142300 SH       SOLE                   142300
GOOGLE INC                     CL A             38259P508    40818    54100 SH       SOLE                    54100
GUESS INC                      COM              401617105     1858    73100 SH       SOLE                    73100
LEAR CORP                      COM NEW          521865204     3575    94600 SH       SOLE                    94600
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    13351   721700 SH       SOLE                   721700
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    29908   602500 SH       SOLE                   602500
LIBERTY INTERACTIVE CORP       RIGHT 99/99/9999 53071M112      163    12030 SH       SOLE                    12030
MICROSOFT CORP                 COM              594918104    24552   825000 SH       SOLE                   825000
NETFLIX INC                    COM              64110L106     9210   169175 SH       SOLE                   169175
NEWS CORP                      CL A             65248E104    28252  1152900 SH       SOLE                  1152900
SYMANTEC CORP                  COM              871503108     1183    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     4577   315861 SH       SOLE                   315861